INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Asset

At December 31, 2013 and 2012, deferred tax assets consisted of the following:

	December 31, 2013	December 31, 2012

Deferred tax asset	$9,954,000	$9,339,000
Valuation of allowance	(9,954,000)	(9,339,000)

Net deferred tax asset	$-	$-